6. Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
6. Goodwill and Other Intangible Assets

As a result of the merger with LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11.6 million. The goodwill is not amortizable and is not deductible for tax purposes.

The Company also recorded $4,161,000 of acquired identified intangible assets representing the core deposit intangible, which is subject to amortization as a non-interest expense over a ten year period. The accumulated amortization expense was $2,797,524 and $2,456,654 as of December 31, 2012 and 2011, respectively.

The amortization expense related to the remaining core deposit intangible at December 31, 2012 is expected to be as follows:

2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible expense	$1,363,476

Management evaluated goodwill for impairment at December 31, 2012 and 2011 and concluded that no impairment existed as of such dates.